Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective	12 Months Ended
Dec. 31, 2022
Amendments to IAS 1, ‘Disclosure of accounting policies’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 1, ‘Disclosure of accounting policies’
Effective date issued by IASB	January 1, 2023
Amendments to IAS 8, ‘Definition of accounting estimates’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 8, ‘Definition of accounting estimates’
Effective date issued by IASB	January 1, 2023
Amendments to IAS 12, ‘Deferred tax related to assets and liabilities arising from a single transaction’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 12, ‘Deferred tax related to assets and liabilities arising from a single transaction’
Effective date issued by IASB	January 1, 2023
IFRS 17, ‘Insurance contracts’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	IFRS 17, ‘Insurance contracts’
Effective date issued by IASB	January 1, 2023
Amendments to IFRS 17, ‘Insurance contracts’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 17, ‘Insurance contracts’
Effective date issued by IASB	January 1, 2023
Amendment to IFRS 17, ‘Initial application of IFRS 17 and IFRS 9 – comparative information’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	Amendment to IFRS 17, ‘Initial application of IFRS 17 and IFRS 9 – comparative information’
Effective date issued by IASB	January 1, 2023
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’
Effective date issued by IASB	January 1, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or noncurrent’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 1, ‘Classification of liabilities as current or noncurrent’
Effective date issued by IASB	January 1, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 1, ‘Non-current liabilities with covenants’
Effective date issued by IASB	January 1, 2024
Amendments to IFRS 10 and IAS 28, ’Sale or contribution of assets between an investor and its associate or joint venture’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 10 and IAS 28, ’Sale or contribution of assets between an investor and its associate or joint venture’
Effective date issued by IASB	To be determined by IASB